    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 9, 2016

                                                             FILE NO. 333-205718

                                                              FILE NO. 811-22726

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                  / /
POST-EFFECTIVE AMENDMENT NO. 3                               /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 62

                       FORETHOUGHT LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A

                           (Exact Name of Registrant)

                       FORETHOUGHT LIFE INSURANCE COMPANY

                              (Name of Depositor)

          300 NORTH MERIDIAN STREET, SUITE 1800 INDIANAPOLIS, IN 46204

                   (Address of Depositor's Principal Offices)

                                  860-325-1538

              (Depositor's Telephone Number, Including Area Code)

                               SARAH M. PATTERSON
                       FORETHOUGHT LIFE INSURANCE COMPANY
               82 HOPMEADOW STREET, SUITE 200, SIMSBURY, CT 06089

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/X/ immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on      ,     , pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on      ,     , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                EXPLANATORY NOTE:

The prospectus in the Part A and Statement of Additional Information in the Part B of this Post-Effective Amendment No. 3 is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-205718), as filed on April 18, 2016 and effective on May 2, 2016.

A Supplement dated November 9, 2016 to the Prospectus is included in Part A of this Post-Effective Amendment. This Post-Effective Amendment No. 3 does not supersede Post-Effective Amendment No. 2 filed on April 18, 2016.
                                     PART A

                    FOREINVESTORS CHOICE VARIABLE ANNUITY

   SUPPLEMENT DATED NOVEMBER 9, 2016 TO YOUR PROSPECTUS DATED MAY 2, 2016


Effective November 21, 2016, the following sub-accounts will be made available as investment options under your Contract:

     - Global Atlantic Motif Aging of America Portfolio

     - Global Atlantic Motif Real Estate Trends Portfolio

     - Global Atlantic Motif Technological Innovations Portfolio

The following has been added under Forethought Variable Insurance Trust in Appendix C -- Fund Data of your prospectus:

                                                            INVESTMENT                                INVESTMENT
FUNDING OPTION                                          OBJECTIVE STRATEGY                        ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Motif Aging of America      Seeks to provide long-term capital    Global Atlantic Investment Advisors, LLC
   Portfolio -- Class II                    appreciation.                         Sub-advised by Motif Capital Management, Inc.

----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Motif Real Estate Trends    Seeks to provide long-term capital    Global Atlantic Investment Advisors, LLC
   Portfolio -- Class II                    appreciation and income.              Sub-advised by Motif Capital Management, Inc.

----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Motif Technological         Seeks to provide long-term capital    Global Atlantic Investment Advisors, LLC
   Innovations Portfolio -- Class II        appreciation.                         Sub-advised by Motif Capital Management, Inc.

----------------------------------------------------------------------------------------------------------------------------------

          THIS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE.

FIC-110916-FA

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  All financial statements are included in Part B of the Registration
     Statement.
(b)  Exhibits
     (1) Resolution of the Board of Directors of Forethought Life Insurance Company ("Forethought") authorizing the establishment of the Separate Account.(1)
     (2)   Not applicable.
     (3)   (a)   Principal Underwriter Agreement(3)
     (4)   (a)   Form of Variable Annuity Contract.(1)
     (4)   (b)   Multi-Year Guaranteed Account Rider(7)
     (4)   (c)   Variable Lifetime Withdrawal Benefit Rider(7)
     (4)   (d)   Earnings Protection Death Benefit Rider(7)
     (4)   (e)   Terminal Illness Waiver of Contingent Deferred Sales Charge
                 Rider(7)
     (4)   (f)   Fund Facilitation Fee Rider(6)
     (4)   (g)   Contract Maturity Date Rider(6)
     (5)   Form of Application.(7)
     (6)   (a)   Articles of Incorporation of Forethought Life Insurance
                 Company.(1)
     (6)   (b)   Bylaws of Forethought Life Insurance Company.(1)
     (7)   Contracts of Reinsurance.
           (a)   Commonwealth Annuity and Life Insurance Company (9)
     (8)   Fund Participation Agreements.
     (8)   (a)   American Century Investment Services, Inc.(2)
     (8)   (b)   BlackRock Variable Series Funds, Inc.(2)
     (8)   (c)   Lord Abbett Series Funds, Inc.(2)
     (8)   (d)   PIMCO(2)
     (8)   (e)   Putnam Variable Trust(2)
     (8)   (f)   American Funds(2)
     (8)   (g)   MFS Variable Insurance Trust(4)
     (8)   (h)   AIM Variable Insurance Funds (Invesco Variable Insurance
                 Funds)(4)
     (8)   (i)   Franklin Templeton Variable Insurance Products Trust(4)
     (8)   (j)   Forethought VIT Funds(5)
     (8)   (k)   Goldman Sachs Variable Insurance Trust(6)
     (8)   (l)   AB Variable Products Series Fund, Inc.(8)
     (8)   (m)   Calvert Variable Products, Inc.(8)
     (8)   (n)   Ivy Funds Variable Insurance Portfolios(8)
     (8)   (o)   Oppenheimer Variable Account Funds(8)
     (9) Opinion and Consent of Sarah M. Patterson, Senior Vice President and Associate General Counsel.
     (10)  Consent of Independent Registered Public Accounting Firm.
     (11)  No financial statements are omitted.
     (12)  Not applicable.
     (99)  Copy of Power of Attorney.

------------

(1) Incorporated by reference to the Initial filing to the Registration Statement, File No. 333-182946, filed on July 31, 2012.
(2) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on December 31, 2012.
(3) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on February 26, 2013.
(4) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on April 16, 2013.
(5) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on September 11, 2013.
(6) Incorporated by reference to the Initial filing to the Registration Statement, File No. 333-201683, filed on January 26, 2015.
(7) Incorporated by reference to the Initial filing to the Registration Statement, File No. 333-205718, filed on July 17, 2015.
(8) Incorporated by reference to the amended filing to the Registration Statement, File No. 333-205718, filed on November 9, 2015.
(9) Incorporated by reference to the amended filing to the Registration Statement, File No. 333-209070, filed on March 22, 2016.

ITEM 25  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                             POSITION WITH FORETHOUGHT LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------
Allan S. Levine (4)                    Chief Executive Officer, Director (Chairman)*
Mary L. Cavanaugh (5)                  Executive Vice President and Chief Compliance Officer
Gilles M. Dellaert (4)                 Executive Vice President and Chief Investment Officer, Director*
Hanben Kim Lee (4)                     Executive Vice President, Director*
Paula G. Nelson (1)                    Executive Vice President
Samuel Ramos (4)                       Executive Vice President, General Counsel, and Secretary
Kathleen M. Redgate (4)                Executive Vice President and Chief Administrative Officer
Nicholas H. von Moltke (4)             Executive Vice President and Chief Operating Officer, Director*
Peter Cai (4)                          Chief Risk Officer
Robert M. Arena, Jr. (3)               President
John J. Fowler (5)                     Senior Vice President, Chief Financial Officer, and Treasurer
Kenneth J. Bohrer (1)                  Senior Vice President
Mark Buono (4)                         Senior Vice President
Dennis M. Cody (3)                     Senior Vice President
Michael H. Ebmeier                     Senior Vice President
Robert J. Egan (5)                     Senior Vice President and Valuation & Appointed Actuary
Susan L. Fiengo (3)                    Senior Vice President
Brenda L. Gempler (2)                  Senior Vice President
Mark E. Gempler (2)                    Senior Vice President
Jane S. Grosso (5)                     Senior Vice President
Jonathan Hecht (4)                     Senior Vice President
Brian Hendry (4)                       Senior Vice President
Simeon R. Hernandez, III (Field)       Senior Vice President
Rodney R. Howard (3)                   Senior Vice President and Actuary
Virginia Johnson (5)                   Senior Vice President, Associate General Counsel, and Assistant Secretary
Lori LaForge (3)                       Senior Vice President
Justin MacNeil (5)                     Senior Vice President
Deva Mishra (4)                        Senior Vice President
Larry E. Mitzman (2)                   Senior Vice President
David K. Mullen (1)                    Senior Vice President
Daniel O'Shea (3)                      Senior Vice President
Sarah M. Patterson (3)                 Senior Vice President, Associate General Counsel, and Assistant Secretary
Dean Pentikis (4)                      Senior Vice President
Jason M. Roach (5)                     Senior Vice President
Philip Sherrill (4)                    Senior Vice President
Gary Silber (4)                        Senior Vice President, Associate General Counsel, and Assistant Secretary
Scott D. Silverman (8)                 Senior Vice President and Assistant Secretary
Matthew P. Stone (3)                   Senior Vice President
Eric D. Todd (2)                       Senior Vice President, Director*
Joel Volcy (5)                         Senior Vice President
John D. Walls II (2)                   Senior Vice President
Cathy L. Wildt (1)                     Senior Vice President
Robert E. Winawer (5)                  Senior Vice President
Gregg Anderson (2)                     Vice President
Kurt Bernlohr (7)                      Vice President, Assistant General Counsel, and Assistant Secretary
Thomas Doruska (7)                     Vice President
Elizabeth Gioia (3)                    Vice President
Kevin Kimmerling (1)                   Vice President, Assistant General Counsel, and Assistant Secretary
Deborah Kohrman (1)                    Vice President
Kevin Leavey (5)                       Vice President
Nigel Riggins (2)                      Vice President
Natalie Wagner (5)                     Vice President and SEC Rule 38a-1 Chief Compliance Officer
Margot K. Wallin (5)                   Vice President, Privacy Officer, AML Officer, and Special
                                       Investigative Unit Officer
John Graf                              Director (Non-Executive Vice Chairman)*
Richard V. Spencer (6)                 Director*

Unless otherwise indicated, the principal business address of each of the above individuals is 3200 Southwest Freeway, Suite 1300, Houston, Texas 77027

*   Denotes Board of Directors.

(1)  One Forethought Center, Batesville, Indiana 47006

(2)  300 North Meridian Street, Suite 1800, Indianapolis, Indiana 46204

(3)  82 Hopmeadow Street, Suite 200, Simsbury, CT 06089

(4)  7 World Trade Center, 250 Greenwich Street, New York, NY 10007

(5)  132 Turnpike Road, Suite 210, Southborough, MA 01772

(6)  P.O. Box 1842, Wilson, WY 83014

(7)  215 10th Street, Des Moines, IA 50309

(8)  19 Par-La-Ville Road, Second Floor, Hamilton HM 11, Bermuda

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

[GLOBAL ATLANTIC FINANCIAL GROUP LIMITED]

                                          -----------------
                                          |  THE GOLDMAN  |          -------------
                                          |  SACHS GROUP, |          | 3RD PARTY |
                                          | INC.(Delaware)|          | INVESTORS |
                                          -----------------          -------------
                                                   |                       |
                                                   |                       |
                                                   ---22%--          --78%-
                                                           |         |
                                                           |         |
                                                    ---------------------------
                                                    |      GLOBAL ATLANTIC    |
                                                    | FINANCIAL GROUP LIMITED |
                                                    |        (Bermuda)        |
                                                    ---------------------------
                                                                 |
                                                                 |
                                                         --100%---
                                                         |
                                                         |
                                                    ------------
                                                    |  GLOBAL  |
                                                    | ATLANTIC |
                                                    | FINANCIAL|
                                                    |   LIFE   |
                                                    |  LIMITED |
                                                    | (Bermuda)|
                                                    ------------
                                                           |
                                                           |
                                                          100%
                                                           |
                           ---------------                 |
                           |    GLOBAL   |        -------------------
                           |   ATLANTIC  |        | COMMONWEALTH RE |
                           |  RE LIMITED |--100%--|  MIDCO LIMITED  |
                           |  (Bermuda)  |        |    (Bermuda)    |
                           ---------------        -------------------
                                                           |
                                                           |
                                                          100%
                                                           |
                                                           ------------
                                                           |  GLOBAL  |
                                                           | ATLANTIC |
                          ---------------------------------|  (FIN)   |--------
                          |                                | COMPANY  |       |
                        100%                               |(Delaware)|       |
                          |                                ------------       |
                   ---------------                                    |       |
                   | FORETHOUGHT |                                   21%      |
                   |  FINANCIAL  |                                    |       |
                   |   GROUP,    |                                    |       |
                   |     INC.    |                                    |       |
                   | (Delaware)  |                                    |       |
                   ---------------                                    |       |
                          |                                           |       |
                          |                                           |       |
     -------------------------------------------------------          |       |
     |                |                  |                 |          |       |
    100%             100%               100%             100%         |       |
     |                |                  |                 |          |       |
--------------- ------------------ ------------------ --------------- |       |
| FORETHOUGHT | |GLOBAL ATLANTIC | |GLOBAL ATLANTIC | | FORETHOUGHT | |       |
|    CAPITAL  | |   INVESTMENT   | | DISTRIBUTORS,  | |  SERVICES,  | |       |
|   FUNDING,  | |   ADVISORS,    | |     LLC        | |     LLC     | |       |
|     INC.    | |      LLC       | |  (Delaware)    | |  (Delaware) | |       |
|  (Delaware) | |   (Indiana)    | |                | |             | |       |
--------------- ------------------ ------------------ --------------- |       |
                                                       |      |       |       |
                                                       |     79%      |       |
                                                       |      |       |       |
                                                       |  -----------------   |
                                                       |  | COMMONWEALTH  |   |
                                                       |  |   ANNUITY &   |   |
                                                       |  |     LIFE      |   |
     --------------------------------------------------|  |   INSURANCE   |   |
     |           |                 |                      |    COMPANY    |   |
     |           |                 |                      |(Massachusetts)|   |
     |           |                 |                      -----------------   |---------------------
     |           |                 |                                |                   |          |
     |           |     ------------^-------------------------------------------         |          |
     |           |     |           |        |               |                 |         |          |
    100%        5%    95%          5%      95%             100%              100%       |          |
     |           |     |           |        |               |                 |         |          |
------------ ---------------      ---------------   -----------------   ------------    |          |
| FORELIFE | | FORETHOUGHT |      | FORETHOUGHT |   |     FIRST      |  | ACCORDIA |    |          |
|  AGENCY, | |    LIFE     |      |  NATIONAL   |   |   ALLMERICA    |  | LIFE AND |    |          |
|   INC.   | |  INSURANCE  |      |    LIFE     |   |   FINANCIAL    |  | ANNUITY  |    |          |
|(Indiana) | |   COMPANY   |      |  INSURANCE  |   | LIFE INSURANCE |  | COMPANY  |    |        100% ------------
------------ | (Indiana)   |      |   COMPANY   |   |    COMPANY     |  |  (Iowa)  |    |          |  |  GLOBAL  |
             ---------------      |   (Texas)   |   |(Massachusetts) |  ------------    |          ---| ATLANTIC |
                    |             ---------------   ------------------        |         |          |  |   RISK   |
                    |                    |                                    |         |          |  | ADVISORS,|
                   100%                  |                                    |         |          |  |   L.P.   |
                    |                   100%                                  |         |          |  |(Delaware)|
                    |                    |                                    |         |          |  ------------
        -------------------      ---------------                              |        10%         |  ------------
        | FLIC PROPERTIES,|      | FORETHOUGHT |                              |         |        100% | GA RISK  |
        |       LLC       |      |  HOLDINGS,  |                              |         |          |  | ADVISORS,|
        |    (Indiana)    |      |     LLC     |                              |         |          ---|   INC.   |
        -------------------      |  (Indiana)  |                              |         |          |  |(Delaware)|
                                 ---------------                              |         |          |  ------------
                                                                              |         |          |  ------------
                                                                              |         |        100% |  GLOBAL  |
          ---------------------------------------------------------------------         |          |  | ATLANTIC |
          |           |             |           |           |             |             |          ---|   RISK   |
         100%        100%          100%        100%        100%          90%            |          |  | SERVICES,|
          |           |             |           |           |             |             |          |  |    LLC   |
  -------------  ------------  ----------  -----------  ------------  ------------------------     |  |(Delaware)|
  |  TAPIOCA  |  |  GOTHAM  |  |  CAPE  |  |  CAPE   |  |  CAPE    |  |    GOTHAM ISSUER,    |     |  ------------
  | VIEW, LLC |  | RE, INC. |  | VERITY |  | VERITY  |  | VERITY   |  |         LLC          |     |  ------------
  |(Delaware) |  |(Vermont) |  | I,INC. |  | II,INC. |  | III,INC. |  |     (Delaware)       |   100% | GLOBAL   |
  -------------  ------------  | (Iowa) |  | (Iowa)  |  | (Iowa)   |  ------------------------     |  | ATLANTIC |
                               ----------  -----------  ------------                               ---| FINANCIAL|
                                                                                                   |  | COMPANY  |
                                                                                                   |  |(Delaware)|
                                                                                                   |  ------------
                                                                                                   |
                                                                                                   |  -------------------
                                                                                                 100% |     GLOBAL      |
                                                                                                   |  |     ATLANTIC    |
                                                                                                   ---|    EQUIPMENT    |
                                                                                                      | MANAGEMENT, LLC |
                                                                                                      |    (Delaware)   |
                                                                                                      -------------------


-----------------
|  THE GOLDMAN  |          -------------
|  SACHS GROUP, |          | 3RD PARTY |
| INC.(Delaware)|          | INVESTORS |
-----------------          -------------
         |                       |
         |                       |
         ---22%---         --78%--
                 |         |
                 |         |
---------------------------
|      GLOBAL ATLANTIC    |
| FINANCIAL GROUP LIMITED |
|        (Bermuda)        |
---------------------------
             |
             |
-----------------------------100%---------------
                                               |
                                               |
                                          --------------------------------
                                          |  ARIEL RE (HOLDINGS) LIMITED |
                                          |           (Bermuda)          |
                                          --------------------------------

------------------------------------------------------------------------------------------------------------------------------------
LEGAL ENTITY NAME          BUSINESS DESCRIPTION    PARENT 1                 OWNERSHIP INTEREST  PARENT 2          OWNERSHIP INTEREST
------------------------------------------------------------------------------------------------------------------------------------
Accordia Life and Annuity  Life insurance company  Commonwealth Annuity                   100%
Company                                            and Life Insurance
                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
Ariel Re (Holdings)        Former holding company  Global Atlantic                        100%
Limited                    of divested P&C         Financial Group Limited
                           business
------------------------------------------------------------------------------------------------------------------------------------
Cape Verity I, Inc.        Captive reinsurer for   Accordia Life and                      100%
                           ALAC business           Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Cape Verity II, Inc.       Captive reinsurer for   Accordia Life and                      100%
                           ALAC business           Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Cape Verity III, Inc.      Captive reinsurer for   Accordia Life and                      100%
                           ALAC business           Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Annuity and   Life insurance company  Forethought Services,                   79%  Global Atlantic                  21%
Life Insurance Company                             LLC                                          (Fin) Co
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Re Midco      Intermediate holding    Global Atlantic                        100%
Limited                    company for L&A         Financial Life Limited
                           business of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
First Allmerica Financial  Life insurance company  Commonwealth Annuity                   100%
Life Insurance Company                             and Life Insurance
                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
FLIC Properties            Title holder of         Forethought Life                       100%
                           certain real estate     Insurance Company
                           properties on behalf
                           of FLIC
------------------------------------------------------------------------------------------------------------------------------------
ForeLife Agency, Inc.      Holder of Texas         Forethought Services,                  100%
                           preneed permit          LLC
                           enabling FLIC to sell
                           preneed life insurance
                           in Texas
------------------------------------------------------------------------------------------------------------------------------------
Forethought Capital        Insurance policy        Forethought Financial                  100%
Funding, Inc               assignment business     Group, Inc
                           (for deceased
                           policyholders only)
                           assignment business
------------------------------------------------------------------------------------------------------------------------------------
Forethought Financial      Forethought Group       Global Atlantic (Fin)                  100%
Group, Inc                 holding company;        Co
                           parent company of life
                           insurance holding
                           company system
------------------------------------------------------------------------------------------------------------------------------------
Forethought Holdings, LLC  Marketing Company for   Forethought National                   100%
                           affiliates' products    Life Insurance Company
                           and services
------------------------------------------------------------------------------------------------------------------------------------
Forethought Life           Issuer of life          Commonwealth Annuity                    95%  Forethought                       5%
Insurance Company          insurance and           and Life Insurance                           Services, LLC
                           annuities contracts     Company
------------------------------------------------------------------------------------------------------------------------------------
Forethought National Life  Issuer of life          Commonwealth Annuity                    95%  Forethought                       5%
Insurance Company          insurance and           and Life Insurance                           Services, LLC
                           reinsurer of annuity    Company
                           contracts
------------------------------------------------------------------------------------------------------------------------------------
Forethought Services, LLC  Intermediate holding    Forethought Financial                  100%
                           company of life         Group, Inc
                           insurance holding
                           company system;
                           paymaster for
                           employees of FFG
                           entities
------------------------------------------------------------------------------------------------------------------------------------
GA Risk Advisors, Inc.     General partner of      Global Atlantic (Fin)                  100%
                           Global Atlantic Risk    Co
                           Advisors, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic            Securities              Forethought Financial                  100%
Distributors, LLC          Broker-dealer           Group, Inc
                           registered with SEC
                           and FINRA
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic            Service Company         Global Atlantic (Fin)                  100%
Equipment Management,                              Company
LLC
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic (Fin)      Intermediate holding    Commonwealth Re MidCo                  100%
Company                    company for L&A         Limited
                           business of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Service company and     Global Atlantic (Fin)                  100%
Company                    common employer for     Co
                           the L&A business of
                           GAFG
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Ultimate parent and     The Goldman Sachs                       22%  Third-party                      78%
Group Limited              holding company         Group, Inc.                                  Investors
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Parent and holding      Global Atlantic                        100%
Life Limited               company for L&A         Financial Group Limited
                           business of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic            Investment advisor      Forethought Financial                  100%
Investment                 registered with SEC     Group, Inc
Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Re         Reinsurance company     Commonwealth Re Midco                  100%
Limited                                            Limited
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Risk       Reinsurance             Global Atlantic (Fin)                  100%
Advisors, L.P.             intermediary            Co
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Risk       Insurance producer      Global Atlantic (Fin)                  100%
Services, LLC              and reinsurance         Co
                           intermediary
------------------------------------------------------------------------------------------------------------------------------------
Gotham Issuer, LLC         "Limited Liability      Accordia Life and                       90%  Global Atlantic (Fin)            10%
                           company with limited    Annuity Company                              Company
                           purpose of issuing
                           notes related to
                           Gotham Re, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Gotham Re, Inc.            Vermont special         Accordia Life and                      100%
                           purpose financial       Annuity Company
                           insurance company
------------------------------------------------------------------------------------------------------------------------------------
Tapioca View, LLC          Limited liability       Accordia Life and                      100%
                           company with limited    Annuity Company
                           purpose of making note
                           payments and any
                           applicable early
                           termination fees
                           related to Cape Verity
                           I, LLC.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of October 31, 2016 there were 79 Contract Owners.

ITEM 28.  INDEMNIFICATION

     The Company may indemnify any person who is or was a director, officer, employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, or other enterprise against expenses reasonably incurred by such person in connection with the defense of any action, suit or proceeding, civil or criminal, in which he is made or threatened to be made, a party by reason of being or having been in any such capacity, or arising out of his status as such, except in relation to matters as to which he is adjudged in such action, suit or proceeding, civil or criminal, to be liable for negligence or misconduct in the performance of duty to the Company; provided however, that such indemnification shall not be deemed exclusive of any other rights to which those indemnified may be entitled under any provision of the Articles of Incorporation, By-Laws, resolution, or other authorization heretofore or hereafter adopted, after notice by a majority vote of all the voting shares then issued and outstanding.


     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.  PRINCIPAL UNDERWRITER

       (a) Global Atlantic Distributors, LLC acts as principal underwriter for the following investment companies:

            Forethought Life Insurance Company Separate Account A

       (b)  Managers and Officers of Global Atlantic Distributors, LLC

NAME                                         POSITION
------------------------------------------------------------------------
Robert M. Arena, Jr. (1)   President, Manager
Michael A. Reardon (2)     Head of Principal Underwriter, Manager
Paula Nelson (1)           Executive Vice President - Distribution
Jeffrey Harpel (1)         Chief Financial Officer (FINOP)
John J. Fowler (2)         Treasurer
Margot K. Wallin (2)       Senior Vice President and Chief Compliance Officer
Ronald Hensel (1)          Vice President
Peter Seroka (1)           Vice President
Dean Siegel (1)            Vice President
Samuel Ramos (4)           General Counsel and Secretary
Virginia H. Johnson (2)    Assistant Secretary
Sarah Patterson (1)        Assistant Secretary
Justin MacNeil (2)         Assistant Treasurer
Mary L. Cavanaugh (2)      Manager

       (1) 82 Hopmeadow Street, Suite 200, Simsbury, CT 06089

       (2) 132 Turnpike Road, Suite 210, Southborough, MA 01772

       (3) 587 Grahams Woods Road, Carlisle, PA 17015

       (4) 7 World Trade Center, 250 Greenwich Street, New York, NY 10007

       (c) Commissions received by Global Atlantic Distributors, LLC with respect to all variable annuities issued by Forethought Life Insurance Company during 2015.

                              Net Underwriting
Name of Principal               Discounts and         Compensation on        Brokerage
Underwriter                      Commissions             Redemption         Commissions    Compensation
--------------------------------------------------------------------------------------------------------
Global Atlantic
Distributors, LLC          $           64,392,946*   $                0   $            0   $           0

* Global Atlantic Distributors, LLC in its role as Principal Underwriter, did not receive, and therefore did not retain any underwriting commissions for the fiscal year ended December 31, 2015 with regard to the Contracts.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Forethought Life Insurance Company at 82 Hopmeadow Street, Suite 200, Simsbury, CT 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Forethought Life Insurance Company hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Forethought Life Insurance Company.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury and State of Connecticut on this 9th day of November, 2016.

FORETHOUGHT LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT A
(Registrant)

By:    John J. Fowler                          *By:   /s/ Sarah M. Patterson
       --------------------------------------         -----------------------------------
       John J. Fowler                                 Sarah M. Patterson
       Senior Vice President,                         Attorney-in-Fact
       Chief Financial Officer, and Treasurer*

FORETHOUGHT LIFE INSURANCE COMPANY
(Depositor)

By:    John J. Fowler
       --------------------------------------
       John J. Fowler
       Senior Vice President,
       Chief Financial Officer and Treasurer*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Allan S. Levine, Chairman and Chief Executive Officer
Gilles M. Dellaert, Director, Executive Vice President
 and Chief Investment Officer                            *By:   /s/ Sarah M. Patterson
Hanben Kim Lee, Director and Executive Vice President           -----------------------------------
Nicholas H. Von Moltke, Director, Executive Vice                Sarah M. Patterson
  President and Chief Operating Officer                         Attorney-in-Fact
Eric D. Todd, Director and Senior Vice President         Date:  November 9, 2016
John Graf, Non-Executive Vice Chairman
Richard V. Spencer, Director

                                 EXHIBIT INDEX

(9)     Opinion and Consent of Sarah M. Patterson, Senior Vice President and
        Associate General Counsel
(10)    Consent of Independent Registered Public Accounting Firm
(99)    Copy of Power of Attorney